Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Cash flows from operating activities:
Net cash from operating activities	$ 5,275	$ 4,970
Securities available-for-sale
Purchases	(16,778)	(12,356)
Maturities, calls and principal pay downs	13,721	12,588
Proceeds from sales of available-for-sale securities	7,670	2,644
Securities held-to-maturity:
Principal pay downs	200	198
Net decrease in certificate of deposit in other financial institutions	990	948
Purchase of Federal Home Loan Stock		(34)
Net increase in loans	(28,239)	(30,759)
Acquisition of premises and equipment	(1,528)	(223)
Disposal of premises and equipment		6
Proceeds from sale of other real estate owned		69
Net cash from investing activities	(23,964)	(26,919)
Cash flows from financing activities:
Net increase in deposit accounts	29,326	29,585
Change in short-term borrowings	(9,342)	1,843
Proceeds from Federal Home Loan Bank advances	2,400	2,700
Repayments of Federal Home Loan Bank advances	(2,050)	(3,248)
Dividends paid	(1,065)	(1,010)
Net cash from financing activities	19,269	29,870
Increase in cash or cash equivalents	580	7,921
Cash and cash equivalents, beginning of year	7,772	9,912
Cash and cash equivalents, end of year	8,352	17,833
Supplemental disclosure of cash flow information:
Interest	2,102	1,123
Federal income taxes	645	505
Non-cash items:
Transfer from loans held for sale to portfolio	75	172
Issuance of treasury stock for stock awards	59	90
Expired and forfeited dividend reinvestment plan shares associated with restricted stock awards that were retired to treasury stock		$ 4